Discontinued Operation of LGC (Tables)	6 Months Ended
Jan. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of consolidated statements of operations and comprehensive loss
January 29, 2021
Share consideration of 5,555,548 ordinary shares (1,111,110 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021), at $1.08 per share ($5.40 per share retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) on January 29, 2021	$5,999,992
Cash consideration	2,300,000
Consideration in exchange for the disposal	8,299,992
Noncontrolling interest of LGC	16,516,711
Less: Net liabilities (comprised of assets of $7,804,412 and liabilities of $11,001,011)	3,196,599
28,013,302
Impairment of goodwill relating to discontinued operations	(25,902,394)
Impairment of intangible assets relating to discontinue operations	(6,986,615)
Amortization of intangible assets arising from acquisition of LGC	(608,031)
Net loss from disposal of discontinued operations	$(5,483,738)

Schedule of reconciliation of the carrying amounts
January 29, 2021

Carrying amounts of major classes of assets held for sale:
Cash	$6,297
Accounts receivable	1,241,178
Other current assets	992,333
Goodwill
Intangible assets
Property and equipment, net	2,125,388
Right of use assets	3,422,985
Other noncurrent assets	16,231
Total assets of disposal group	$7,804,412
Carrying amounts of major classes of liabilities held for sale:
Short-term borrowings	$154,842
Taxes payable	3,618,661
Other current liabilities	3,502,209
Lease liabilities	3,725,299
Total liabilities of disposal group	$11,001,011

Schedule of major classes of operations
	For the Six Months Ended January 31,
	2022	2021
Discontinued Operations
Revenues	$-	$2,117,551
Cost of revenues	-	(1,557,277)
Total operating expenses	-	(1,714,341)
Loss from operations	-	(1,154,067)
Total other income (expense), net	-	12,220
Income tax expenses	-	(313)
Net loss from discontinued operations, net of tax	-	(1,142,160)
Net loss from disposal of discontinued operations	-	(5,483,738)
Net Loss from Discontinued Operations	$-	$(6,625,898)